Cover Page	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Entity Registrant Name	ENVIRONMENTAL IMPACT ACQUISITION CORP.
Document Type	S-4/A
Amendment Flag	false
Entity Central Index Key	0001822691
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false